Long-Term Debt (Details Textual) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended						12 Months Ended			6 Months Ended	12 Months Ended									6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2012	Jun. 24, 2012	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Apr. 09, 2012	Oct. 05, 2011	Mar. 22, 2011	Dec. 25, 2011 Interest Rate Swap [Member]	Mar. 31, 2008 Interest Rate Swap [Member]	Apr. 09, 2012 Senior Debt Obligations [Member]	Jun. 24, 2012 Warrant [Member]	Dec. 25, 2011 Warrant [Member]	Dec. 25, 2011 Series A Notes [Member]	May 03, 2012 Series A Notes [Member]	Oct. 05, 2011 Series A Notes [Member]	May 03, 2012 Series B Notes [Member]	Oct. 05, 2011 Series B Notes [Member]	Oct. 05, 2011 Convertible Senior Secured Notes Series [Member]	Jun. 24, 2012 Convertible Senior Secured Notes Series B [Member]	Oct. 05, 2011 Convertible Senior Secured Notes Series B [Member]	Jun. 24, 2012 ABL facility [Member]	Dec. 25, 2011 ABL facility [Member]	Oct. 05, 2011 ABL facility [Member]	Jun. 24, 2012 ABL facility [Member] Maximum [Member]	Dec. 25, 2011 ABL facility [Member] Maximum [Member]	Jun. 24, 2012 ABL facility [Member] Minimum [Member]	Dec. 25, 2011 ABL facility [Member] Minimum [Member]	Oct. 05, 2011 Swing Line Sub facility [Member] ABL facility [Member]	Oct. 05, 2011 Letter of credit sub facility [Member] ABL facility [Member]	Jun. 24, 2012 4.25% Convertible Senior Notes [Member]	Dec. 25, 2011 4.25% Convertible Senior Notes [Member]	Oct. 05, 2011 4.25% Convertible Senior Notes [Member]	Dec. 26, 2010 4.25% Convertible Senior Notes [Member]	Jun. 24, 2012 11.00% First Lien Senior Secured Notes due 2016 [Member]	Dec. 25, 2011 11.00% First Lien Senior Secured Notes due 2016 [Member]	Oct. 05, 2011 11.00% First Lien Senior Secured Notes due 2016 [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Oct. 05, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Interest Rate Criteria Three [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Interest Rate Criteria Three [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member] Interest Rate Criteria Two [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member] Interest Rate Criteria Two [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member] Interest Rate Criteria One [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member] Interest Rate Criteria One [Member]	Jan. 31, 2012 6% Convertible Notes due 2017 [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member]	Oct. 05, 2011 6% Convertible Notes due 2017 [Member] Level 3 [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Series A Notes [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Series A Notes [Member]	Oct. 05, 2011 6% Convertible Notes due 2017 [Member] Series A Notes [Member]	Mar. 25, 2012 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Oct. 05, 2011 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Maximum [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Maximum [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Minimum [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Minimum [Member]	Jun. 24, 2012 6.0% Convertible Notes [Member]	Dec. 25, 2011 6.0% Convertible Notes [Member]	May 03, 2012 6.0% Convertible Notes [Member] Series A Notes [Member]	May 03, 2012 6.0% Convertible Notes [Member] Series B Notes [Member]	Dec. 25, 2011 Senior Credit Facility [Member]
Long-Term Debt (Textual) [Abstract]
Convertible senior notes states percentage																																	4.25%	4.25%			11.00%		11.00%					15.00%	15.00%	15.00%	15.00%	14.00%	14.00%	13.00%	13.00%	13.00%	13.00%
Revolving credit facility Maximum Borrowing capacity																										$ 100,000,000					$ 15,000,000	$ 30,000,000
Current borrowing capacity under senior credit facility																								17,300,000
Variable commitment fee on the unused portion of the commitment																											0.005	0.005	0.00375	0.00375
Convertible senior notes date of maturity																																	Aug. 15, 2012	Aug. 15, 2012							Oct. 15, 2016	Oct. 15, 2016																Apr. 15, 2017	Apr. 15, 2017
Estimated fair values of the Company's debt		423,900,000	423,900,000		489,000,000	498,000,000																																	228,400,000				96,600,000												1,100,000	14,000,000	98,500,000			105,600,000				58,600,000
Purchase of common stock																																																										45,500,000				1,700,000
Debt Instrument, Date of First Required Payment																																					Oct. 15, 2016
Callable percentage on principal amount			103.00%		103.00%																																101.50%				106.00%	106.00%
Obligated mandatory payments																																					1.00%
Percentage of change of control in other covenants																																					101.00%				101.00%	101.00%
Amortization of issued premium																																					3,400,000				3,400,000	3,400,000
Obligation period to complete A/B Exchange offer																																					400 days				400 days	300 days																							60 days	60 days	20 days	20 days
Issuance to SFL in aggregate principal amount													40,000,000
Warrants issued to SFL								9,250,000														1,700,000
Non Callable Period																																									2 years	2 years
Increase option in credit facility			12,500,000		12,500,000
Optional increase in maximum commitment under asset based lending facility																								25,000,000	25,000,000
Maturity date																								May 10, 2016	May 10, 2016
Borrowing outstanding																								42,500,000	0
Borrowing outstanding				9,000,000	204,500,000	108,800,000	84,000,000																																	265,000,000
Percentage of note holders in agreement restructuring support	96.00%																																																						96.00%
Series A and Series B Notes available for conversion under restructuring support agreement	228,400,000																																																						228,400,000							18,500,000
Common stock and warrants issued for the purchase of common stock for Series A Notes holders																																																							27,700,000
Common stock available for the purchase of Series B Notes holders																																																							1,000,000
Conversion price of warrants per common shares														0.01	0.01																																								0.01
Gain loss on conversion of debt																																																							48,500,000						11,300,000		11,300,000
Debt conversion converted instrument conversion rate																88.9855																																										402.3272				54.7196	54.7196
Debt conversion original debt instrument conversion rate																																																										1,000	1,000			1,000	1,000
Common Stock Weighted Average Price																																																							$ 15.75	$ 15.75
Conversion of debt-to-equity																																																						49,700,000		49,700,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01		$ 0.01	$ 0.01																																																	$ 11.25	$ 11.25
Percentage of Consideration Received By Stockholders	90.00%																																																																				90.00%	90.00%
Percentage of Repurchase Rate on Principal Amount																																																							101.00%	101.00%
Reverse stock split			1 - for - 25		1 - for - 25									1/25th	1/25th
Percentage of principal amount share of common stock and warrants to purchase of common stock																																	99.30%	99.30%
Letters of credit amount		18,900,000	18,900,000		19,600,000	11,300,000																		18,900,000	19,600,000
Debt Instrument Basis Spread On Variable Rate Based On Base Rate Loan																											2.75%	2.75%	1.25%	1.25%
Debt Instrument Basis Spread On Variable Rate Based On LIBOR Rate Loan																											3.75%	3.75%	2.25%	2.25%
Percentage of Borrowing on Maximum Borrowing Capacity Under Line of Credit Facility																								12.50%	12.50%
Debt Instrument Carrying Amount									278,100,000									178,800,000		99,300,000	178,800,000		99,300,000		100,000,000													225,000,000		100,000,000		100,000,000
Principal amount of convertible Senior notes																																			327,800,000
Convertible notes payable																																	2,200,000																						3,700,000
Conversion of common stock shares from debt																						1,000,000												1,000,000
Conversion of notes in to equity																	175,800,000		48,900,000																																																				6,100,000	1,700,000
Legal payments and other related fees			2,600,000
Non-cash gain recorded for change in fair value		32,800,000	19,100,000		84,500,000
Conversion price of per common share																																			$ 0.01
Repayment of existing borrowing and accrued interest of senior credit facility																																																																									256,500,000
Repayment of accrued interest of 4.25% notes																																		1,900,000
Repayment for fees and refinancing related expenses					15,600,000
Proceeds received by company after repayments of borrowings and accrued interest					15,900,000
Payment of financing costs			4,400,000	6,848,000	35,644,000	75,000	3,492,000																																																																		35,600,000
Deferred financing costs																																																																									15,500,000
Net gain from comprehensive refinancing																																																																									16,000,000
Ownership position															4.90%
Percentage additional interest																																														1.00%				0.25%
Number of days consider for additional interest																																						90 days
Unused borrowing capacity																									52,900,000
Payment of term loan																																																																									75,000,000
Amount on revolving credit facility																																																																									190,000,000
Derivative notional amount												121,900,000
Derivative, Maturity Date											Aug. 08, 2012
Derivative fixed interest rate												3.02%
Interest rate description											Floating interest rate equal to the three-month LIBOR rate
Payment for termination of interest rate swap					1,200,000
Unamortized loss relating to the terminated swap included in accumulated other comprehensive loss					800,000
Other comprehensive loss					1,300,000	200,000	2,000,000
Hedge ineffectiveness					0	0	0
Default under 4.25% Convertible notes																																				330,000,000
Fine paid by company to resolve the investigation by the U.S. Department of Justice										45,000,000
Contractual maturities of long-term debt obligations during 2017 Original Amount					278,096,000
Contractual maturities of long-term debt obligations during 2017 reduced Amount					$ 228,400,000